Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	CO
Entity Registrant Name	CHINA CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Mar. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 113,876	716,724	611,387
Accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB11,850; December 31, 2011: RMB13,873)	12,695	79,898	77,402
Inventories	1,448	9,115	6,729
Prepaid expenses and other receivables	1,924	12,110	9,982
Trading securities	53	335
Deferred tax assets	783	4,927	5,373
Total current assets	130,779	823,109	710,873
Property, plant and equipment, net	38,928	245,011	250,348
Non-current prepayments	982	6,179	5,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB28,106; December 31, 2011: RMB36,154)	40,424	254,421	240,952
Inventories	5,266	33,142	31,600
Intangible assets, net	20,805	130,947	134,412
Available-for-sale equity securities	1,703	10,721	52,733
Other investments	26,052	163,971	134,363
Deferred tax assets	704	4,429	2,565
Total assets	265,643	1,671,930	1,563,598
Current liabilities
Bank loan	7,150	45,000	45,000
Accounts payable	1,572	9,893	5,046
Accrued expenses and other payables	4,348	27,365	106,731
Deferred revenue	14,510	91,325	82,319
Amounts due to related parties			360
Income tax payable	781	4,917	11,156
Total current liabilities	28,361	178,500	250,612
Deferred revenue	42,660	268,499	162,668
Other non-current liabilities	8,314	52,329	30,036
Deferred tax liabilities	3,990	25,115	26,890
Total liabilities	83,325	524,443	470,206
Shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 75,406,875 shares and 73,196,547 shares issued and outstanding as of March 31, 2011 and December 31, 2011, respectively	8	50	52
Additional paid-in capital	137,686	866,581	910,316
Accumulated other comprehensive loss	(4,980)	(31,344)	(18,580)
Retained earnings	44,763	281,734	178,993
Total shareholders' equity	177,477	1,117,021	1,070,781
Noncontrolling interests	4,841	30,466	22,611
Total equity	182,318	1,147,487	1,093,392
Total liabilities and equity	$ 265,643	1,671,930	1,563,598

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Mar. 31, 2011 CNY
Accounts receivable, allowance for doubtful accounts		13,873	11,850
Non-current accounts receivable, allowance for doubtful accounts		36,154	28,106
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,196,547	73,196,547	75,406,875
Ordinary shares, shares outstanding	73,196,547	73,196,547	75,406,875

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues	$ 15,066	94,821	90,483	$ 44,601	280,712	244,861
Direct costs	(3,448)	(21,703)	(20,969)	(10,062)	(63,328)	(57,375)
Gross profit	11,618	73,118	69,514	34,539	217,384	187,486
Operating expenses
Research and development	(310)	(1,953)	(1,906)	(900)	(5,662)	(5,243)
Sales and marketing	(2,690)	(16,930)	(12,536)	(7,167)	(45,111)	(34,310)
General and administrative	(3,608)	(22,711)	(20,231)	(10,583)	(66,610)	(60,543)
Total operating expenses	(6,608)	(41,594)	(34,673)	(18,650)	(117,383)	(100,096)
Operating income	5,010	31,524	34,841	15,889	100,001	87,390
Other income, net
Interest income	567	3,570	2,333	1,592	10,021	6,371
Interest expense	(118)	(741)	(671)	(380)	(2,391)	(1,949)
Exchange (loss)/ gain	554	3,484	(43)	(219)	(1,376)	547
Dividend income				1,147	7,217
Others	(65)	(411)	219	(14)	(86)	1,109
Total other income, net	938	5,902	1,838	2,126	13,385	6,078
Income before income tax	5,948	37,426	36,679	18,015	113,386	93,468
Income tax (expense)/ credit	679	4,273	(8,840)	(483)	(3,037)	(23,062)
Net income	6,627	41,699	27,839	17,532	110,349	70,406
Income attributable to noncontrolling interests	(354)	(2,229)	(1,964)	(1,209)	(7,608)	(4,962)
Net income attributable to shareholders	$ 6,273	39,470	25,875	$ 16,323	102,741	65,444
Attributable to ordinary shares
-Basic	$ 0.09	0.54	0.36	$ 0.22	1.39	0.96
-Diluted	$ 0.09	0.54	0.36	$ 0.22	1.39	0.96